Property and Equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, net
Note 8 – Property and Equipment, net
Property and equipment consist of the following as of the periods indicated:

(in thousands)	Useful life (years)	December 31, 2021	December 31, 2020
Furniture and fixtures	2-7	$4,074	$3,265
Computers and equipment	3-5	4,010	3,057
Machinery and equipment	2-5	3,669	445
Autos and trucks	5	1,163	413
Tooling	5	1,389	1,150
Leasehold improvements	Shorter of remaining lease term or estimated useful life	5,086	4,097

Total property and equipment		19,391	12,427

Less: accumulated depreciation and amortization		(8,561)	(4,407)
Construction in progress		5,353	1,171

Property and equipment, net		$16,183	$9,191

Depreciation expense was as follows for the periods indicated:

	Year Ended December 31,
(in thousands)	2021	2020	2019
Cost of sales	$1,313	$1,161	$646
General and administrative	1,625	1,391	729
Selling and marketing	1,548	—	—

Total depreciation expense	$4,486	$2,552	$1,375